10. Warrant Liability (Detail Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Gain (loss) on the change in value of warrant liability	$ 14,241,139	$ (1,461,324)	$ 3,194,189	$ (4,204,189)
Fair value per share stock price	$ 1.41		$ 0.33	$ 0.61
Risk free treasury rate	0.88%		0.92%	1.10%
Expected volatility rate	98.40%		85.80%	72.80%
Warrant Liability [Member]
Value of Warrrant adjusted	$ 16,234,000		$ 7,872,000
Gain (loss) on the change in value of warrant liability	6,456,856		2,274,989
Warrant Liability One [Member]
Value of Warrrant adjusted	4,608,000		1,872,000
Gain (loss) on the change in value of warrant liability	1,764,000		864,000
Warrant Liability Two [Member]
Value of Warrrant adjusted	1,580,000		110,400
Gain (loss) on the change in value of warrant liability	740,000		$ 55,200
Warrant Liability Three [Member]
Value of Warrrant adjusted	2,540,000
Gain (loss) on the change in value of warrant liability	960,000
Warrant Liability Four [Member]
Value of Warrrant adjusted	381,000
Gain (loss) on the change in value of warrant liability	$ 144,000